Investments - Summary of investment (Detail) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Investments
Investments in joint ventures and associates	£ 169	£ 178	£ 159
Venture capital and other investments	92	97
Investments	£ 261	£ 275